J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Equity Focus ETF

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated January 31, 2024

to the current Summary Prospectus, Prospectus and Statement of Additional Information

Portfolio Manager Retirement. Timothy Parton previously announced his retirement from J.P. Morgan Investment Management Inc. Effective close of business on March 1, 2024, all references to Timothy Parton will be removed from the Summary Prospectus, Prospectus and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

SUP-EFETF-124